Offerings - Offering: 1	Oct. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	6,106,870
Proposed Maximum Offering Price per Unit	41.45
Maximum Aggregate Offering Price	$ 253,129,761.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 22,022.29
Offering Note	(1) Pursuant to Rule 416 under the Securities Act, this Registration Statement covers (i) such additional number of shares of common stock, par value $0.001 per share, of the Company ("Common Stock") issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this Registration Statement. (2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high ($42.89) and low ($40.00) sales prices per share of Common Stock on the "regular-way" trading market as reported on the Nasdaq Global Select Market on October 21, 2026. (3) Consists of 6,106,870 shares of Common Stock offered by the Selling Stockholders in this prospectus.